CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Product sales	$ 17,669	$ 11,098	$ 13,167
Less: royalties	(1,018)	(575)	(804)
Revenue	16,651	10,523	12,363
Expenses
Production	5,596	4,099	4,726
Transportation, blending and feedstock	2,917	2,003	2,379
Depletion, depreciation and amortization	5,186	4,858	5,483
Administration	319	345	390
Share-based compensation	134	355	(46)
Asset retirement obligation accretion	164	142	173
Interest and other financing expense	631	383	322
Risk management activities	35	33	(469)
Foreign exchange (gain) loss	(787)	(55)	761
Gain on acquisition, disposition and revaluation of properties	(379)	(250)	(739)
(Gain) loss from investments	(38)	(327)	50
Total Expenses	13,778	11,586	13,030
Earnings (loss) before taxes	2,873	(1,063)	(667)
Current income tax recovery	(164)	(618)	(261)
Deferred income tax expense (recovery)	640	(241)	231
Net earnings (loss)	$ 2,397	$ (204)	$ (637)
Net earnings (loss) per common share
Basic earnings (loss) per share	$ 2.04	$ (0.19)	$ (0.58)
Diluted earnings (loss) per share	$ 2.03	$ (0.19)	$ (0.58)